Long-term Debt - Additional Information (Detail)							3 Months Ended	12 Months Ended
	Jan. 28, 2016 USD ($)	Jan. 07, 2016 USD ($)	Apr. 18, 2014 USD ($)	Jan. 10, 2014 USD ($)	Oct. 30, 2012 USD ($)	Feb. 09, 2012 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount of debt issued								$ 1,919,484,000
Amended and restated date			Apr. 18, 2014
Remaining borrowing capacity under revolving credit facility							$ 136,081,000	291,085,000
Proceeds received from revolving credit facility							300,000,000		$ 300,000,000
Loss on extinguishment of debt							3,142,000		26,023,000	$ 14,345,000
Accounting Standards Update 2015-03 [Member] | Net Assets [Member]
Debt Instrument [Line Items]
Cumulative effect to total assets, current maturities of long-term debt and long term debt due to adoption of ASU 2015-03								28,034,000
Accounting Standards Update 2015-03 [Member] | Long Term Debt Current Maturities [Member]
Debt Instrument [Line Items]
Cumulative effect to total assets, current maturities of long-term debt and long term debt due to adoption of ASU 2015-03								4,823,000
Accounting Standards Update 2015-03 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Cumulative effect to total assets, current maturities of long-term debt and long term debt due to adoption of ASU 2015-03								23,211,000
LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Proceeds received from revolving credit facility							300,000,000		300,000,000
Loss on extinguishment of debt							3,142,000		$ 26,023,000	$ 14,345,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Outstanding revolving credit facility							255,000,000	100,000,000
Letter of credit outstanding							$ 8,919,000	$ 8,915,000
Term A Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility			$ 300,000,000
Proceeds received from revolving credit facility		$ 300,000,000
Term A Loan Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							2.00%	2.25%
Ratio of indebtedness to net capital minimum							1	1
Ratio of indebtedness to net capital one							3.00	3.00
Term A Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.00%
Ratio of indebtedness to net capital minimum							1
Ratio of indebtedness to net capital one							3.00
Term A Loan Facility [Member] | Debt Ratio Less Than or Equal to Four Point Two Five [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate								2.00%
Ratio of indebtedness to net capital minimum								1
Ratio of indebtedness to net capital one								4.25
Term A Loan Facility [Member] | Debt Ratio Less Than or Equal to Three [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.75%	1.75%
Term A Loan Facility [Member] | Debt Ratio Less Than or Equal to Three [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							0.75%
Revolving Credit Facility [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Revolving credit facility maturity date							Feb. 02, 2019	Feb. 02, 2019
Revolving Credit Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							2.25%
Ratio of indebtedness to net capital minimum							1
Ratio of indebtedness to net capital one							3.00
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.25%	1.00%
Ratio of indebtedness to net capital minimum							1	1
Ratio of indebtedness to net capital one							3.00	3.00
Revolving Credit Facility [Member] | Debt Ratio Less Than or Equal to Four Point Two Five [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							2.00%
Ratio of indebtedness to net capital minimum							1
Ratio of indebtedness to net capital one							4.25
Revolving Credit Facility [Member] | Debt Ratio Less Than or Equal to Four Point Two Five [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.00%
Ratio of indebtedness to net capital minimum							1
Ratio of indebtedness to net capital one							4.25
Revolving Credit Facility [Member] | Debt Ratio Less Than or Equal to Three [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.75%
Revolving Credit Facility [Member] | Debt Ratio Less Than or Equal to Three [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							0.75%	0.75%
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes						5.875%	5.875%	5.875%
Aggregate principal amount of debt issued						$ 500,000,000
Net proceeds from the issuance of debt						$ 489,000,000
Redemption percentage equal to principal amount include aggregate premium						100.00%
Redemption price percentage of the principal amount to be purchased						101.00%
5 7/8% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes								5.875%
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes					5.00%		5.00%	5.00%
Aggregate principal amount of debt issued					$ 535,000,000
Net proceeds from the issuance of debt					$ 527,100,000
Redemption percentage equal to principal amount include aggregate premium					100.00%
Redemption price percentage of the principal amount to be purchased					101.00%
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes								5.00%
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes				5.375%			5.375%	5.375%
Aggregate principal amount of debt issued				$ 510,000,000
Net proceeds from the issuance of debt				$ 502,300,000
Redemption percentage equal to principal amount include aggregate premium				100.00%
Redemption price percentage of the principal amount to be purchased				101.00%
Redemption percentage of aggregate principal amount of senior notes				35.00%
Additional redeemed percentage of aggregate principal amount				105.375%
Redemption percentage of issued notes which remain outstanding				65.00%
Debt instrument redemption period				120 days
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes								5.375%
5 3/8% Senior Notes [Member] | Prior to January 15, 2017 [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes				35.00%
Additional redeemed percentage of aggregate principal amount				105.375%
Redemption percentage of issued notes which remain outstanding				65.00%
5 3/8% Senior Notes [Member] | Prior to January 15, 2019 [Member]
Debt Instrument [Line Items]
Additional redeemed percentage of aggregate principal amount				100.00%
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Non cash loss				$ 5,176,000
Ratio of indebtedness to net capital one							3.5	3.5
Senior Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility			400,000,000
Incremental Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility			$ 500,000,000
Incremental Facility [Member] | Term A Loan Facility [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to net capital one			3.5
Incremental loan limit eliminated as per amendment			$ 500,000,000
7 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes			7.875%
Aggregate principal amount of debt issued			$ 400,000,000
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes	5.75%						5.75%
Aggregate principal amount of debt issued	$ 400,000,000
Net proceeds from the issuance of debt	$ 394,500,000
Redemption price percentage of the principal amount to be purchased	101.00%							101.00%
5 3/4% Senior Notes [Member] | Prior to February 1, 2019 [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes	35.00%							35.00%
Additional redeemed percentage of aggregate principal amount	105.75%							105.75%
Redemption percentage of issued notes which remain outstanding	65.00%							65.00%
5 3/4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Debt Instrument [Line Items]
Additional redeemed percentage of aggregate principal amount	100.00%							100.00%